Retirement Plans	12 Months Ended
Dec. 25, 2010
Retirement Plans [Abstract]
Retirement Plans

(16) Retirement plans

401(k) Plan

Employees of the Company, excluding employees of certain international subsidiaries, participate in a defined contribution retirement plan, the Dunkin' Brands, Inc. 401(k) Retirement Plan (401(k) Plan), under Section 401(k) of the Internal Revenue Code (IRC). Under the 401(k) Plan, employees may contribute up to 50% of their base salary as a pre-tax deduction, not to exceed the annual limits set by the IRS. The 401(k) Plan allows the Company to match participants' contributions in an amount determined in the sole discretion of the Company. The Company matched participants' contributions during fiscal year 2010, January through February 2009, and fiscal year 2008, up to a maximum of 4% of the employee's salary. The Company provided a 1% match for participants' contributions that were made between March and December 2009. Employer contributions for fiscal years 2010, 2009, and 2008 amounted to $2.1 million, $1.1 million, and $2.6 million, respectively. The 401(k) Plan also provides for an additional discretionary contribution of up to 2% of eligible wages for eligible participants based on the achievement of specified performance targets. Based on the level of achievement of such performance targets, the Company recorded no expense for fiscal years 2010 and 2009, and $656 thousand for fiscal year 2008 related to such additional matching contributions.

Deferred compensation plan

The Company, excluding employees of certain international subsidiaries, also offers to a limited group of management and highly compensated employees, as defined by the Employee Retirement Income Security Act (ERISA), the ability to participate in the DCP Plan. The DCP Plan allows for pre-tax contributions of up to 50% of a participant's base annual salary and other forms of compensation, as defined. The Company credits the amounts deferred with earnings based on the investment options selected by the participants and holds investments to partially offset the Company's liabilities under the DCP Plan. The DCP Plan liability, included in other long-term liabilities in the consolidated balance sheets, was $7.4 million and $7.3 million at December 25, 2010 and December 26, 2009, respectively. As of December 25, 2010 and December 26, 2009, total investments held for the DCP Plan were $4.3 million and $4.8 million, respectively, and have been recorded in other assets in the consolidated balance sheets.

Canadian pension plan

The Company sponsors a contributory defined benefit pension plan in Canada, The Baskin-Robbins Employees' Pension Plan (Canadian Pension Plan), which provides retirement benefits for the majority of its employees.

The components of net pension expense are as follows (in thousands):

	Fiscal year ended
	December 25, 2010	December 26, 2009	December 27, 2008

Service cost	$155	99	174
Interest cost	316	276	272
Expected return on plan assets	(287)	(242)	(319)
Amortization of net actuarial loss	26	—	—

Net pension expense	$210	133	127

The table below summarizes other balances for fiscal years 2010 and 2009 (in thousands):

	Fiscal year ended
	December 25, 2010	December 26, 2009

Change in benefit obligation:
Benefit obligation, beginning of year	$5,087	3,532
Service cost	155	99
Interest cost	316	276
Employee contributions	69	51
Benefits paid	(218)	(196)
Actuarial loss	417	675
Foreign currency loss, net	216	650

Benefit obligation, end of year	$6,042	5,087

Change in plan assets:
Fair value of plan assets, beginning of year	$4,247	3,162
Actual return on plan assets	287	395
Employer contribution	310	278
Employee contributions	69	51
Benefits paid	(218)	(196)
Actuarial loss	(74)	—
Foreign currency gain, net	176	557

Fair value of plan assets, end of year	$4,797	4,247

Reconciliation of funded status:
Funded status	$(1,245)	(840)

Net amount recognized at end of period	$(1,245)	(840)

Amounts recognized in the balance sheet consist of:
Accrued benefit cost	$(1,245)	(840)

Net amount recognized at end of period	$(1,245)	(840)

The investments of the Canadian Pension Plan consisted of one pooled investment fund (pooled fund) at December 25, 2010 and December 26, 2009. The pooled fund is comprised of numerous underlying investments and is valued at the unit fair values supplied by the fund's administrator, which represents the fund's proportionate share of underlying net assets at market value determined using closing market prices. The pooled fund is considered Level 2, as defined by U.S. GAAP, because the inputs used to calculate the fair value are derived principally from observable market data. The objective of the pooled fund is to generate both capital growth and income, while maintaining a relatively low level of risk. To achieve its objectives, the pooled investment invests in a number of underlying funds that have holdings in a number of different asset classes while also investing directly in equities and fixed instruments issued from around the world. The Canadian Pension Plan assumes a concentration of risk as it is invested in only one investment. The risk is mitigated as the pooled investment consists of a diverse range of underlying investments. The allocation of the assets within the pooled fund consisted of the following:

	December 25, 2010	December 26, 2009

Equity securities	59%	58%
Debt securities	40	38
Other	1	4

The actuarial assumptions used in determining the present value of accrued pension benefits at December 25, 2010 and December 26, 2009 were as follows:

	December 25, 2010	December 26, 2009

Discount rate	5.50%	6.00%
Average salary increase for pensionable earnings	3.25	3.25

The actuarial assumptions used in determining the present value of our net periodic benefit cost were as follows:

	December 25, 2010	December 26, 2009

Discount rate	6.00%	7.25%
Average salary increase for pensionable earnings	3.25	3.25
Expected return on plan assets	6.50	7.00

The accumulated benefit obligation was $5.0 million and $4.3 million at December 25, 2010 and December 26, 2009, respectively. We recognize a net liability or asset and an offsetting adjustment to accumulated other comprehensive income to report the funded status of the Canadian Pension Plan.

We anticipate contributing approximately $317 thousand to this plan in 2011. Expected benefit payments for the next five years and thereafter are as follows (in thousands):

Fiscal year:
2011	$222
2012	231
2013	244
2014	259
2015	278
Thereafter	1,785

$3,019

Baskin-Robbins SERP

In 1991, we established a supplemental executive retirement plan (SERP) for a select group of Baskin-Robbins executives who constitute a "top hat" group as defined by ERISA. Assets of the SERP are held in a Rabbi Trust (Trust). The SERP assets are invested in money market funds and are included in our consolidated balance sheets within other assets since the Trust permits our creditors to access our SERP assets in the event of our insolvency. The SERP assets of $909 thousand and $1.0 million, and corresponding liabilities of $1.6 million and $1.6 million, at December 25, 2010 and December 26, 2009, respectively, are included in other assets, and other long-term liabilities, in the accompanying consolidated balance sheets.